Summary of significant accounting policies (Details Textual)	12 Months Ended									12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2012 Electronic Learning Devices [Member]	Jun. 30, 2012 Teaching Materials [Member]	Jun. 30, 2012 Trade Accounts Receivable [Member] USD ($)	Jun. 30, 2012 Trade Accounts Receivable [Member] CNY	Jun. 30, 2011 Trade Accounts Receivable [Member] CNY	Jun. 30, 2012 Minimum [Member]	Jun. 30, 2012 Maximum [Member]
Finite-Lived Intangible Asset, Useful Life										1 year	19 years
Impairment loss on intangible assets	$ 472,218	3,000,000	942,678	264,227
Value Added Tax Rate					17.00%	13.00%
Business Tax Rate	5.00%	5.00%
Pension Expense	1,673,032	10,628,770	6,169,297	4,738,917
Value Added Tax Refund	282,780	1,796,503	1,038,507	0
Percentage Of Recognized Income Tax Positions	50.00%	50.00%
Allowance for Doubtful Accounts Receivable	91,886	583,753	0				101,952	647,707	1,529,876
Foreign Currency Translation Adjustment, Description	US$1.00 = RMB6.3530	US$1.00 = RMB6.3530
Interest income	220,723	1,402,253	1,880,147	9,134,152
Advertising Cost	416,887	2,648,482	761,674	336,804
Impairment loss on goodwill	9,034,136	57,393,867	0	0
Impairment loss on goodwill	$ 9,034,136	57,393,867	0	0